PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2021	2020
Cost:

Software, computers and peripheral equipment	$6,388	$4,369
Office furniture and equipment	883	890
Capitalized development costs	13,795	9,883
Leasehold improvements	3,971	3,914
	25,037	19,056

Accumulated depreciation	14,152	10,427

Depreciated cost	$10,885	$8,629